Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05055260

1-8198

NYSE

Cert NYS

JUL 22 2005

July 22, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC FINANCE CORPORATION, Floating Rate Notes due July 19, 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 22, 2005. Tentative listing date – Not yet determined.

Sincerely,

Parul Madho

PROCESSED
JUL 28 2005
THOMSON FINANCIAL